Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Aug. 29, 2012
AllianzGI Emerging Markets Opportunities Fund | AllianzGI Emerging Markets Opportunities Fund | Institutional
Risk/Return:
Trading Symbol	AOTIX
AllianzGI Emerging Markets Opportunities Fund | AllianzGI Emerging Markets Opportunities Fund | Class P
Risk/Return:
Trading Symbol	AEMPX
AllianzGI Emerging Markets Opportunities Fund | AllianzGI Emerging Markets Opportunities Fund | Class D
Risk/Return:
Trading Symbol	AOTDX
AllianzGI Emerging Markets Opportunities Fund | AllianzGI Emerging Markets Opportunities Fund | Class A
Risk/Return:
Trading Symbol	AOTAX
AllianzGI Emerging Markets Opportunities Fund | AllianzGI Emerging Markets Opportunities Fund | Class C
Risk/Return:
Trading Symbol	AOTCX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Institutional
Risk/Return:
Trading Symbol	PGFIX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Class P
Risk/Return:
Trading Symbol	AOGPX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Administrative
Risk/Return:
Trading Symbol	PGFAX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Class D
Risk/Return:
Trading Symbol	PGRDX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Class A
Risk/Return:
Trading Symbol	PGWAX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Class B
Risk/Return:
Trading Symbol	PGFBX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Class C
Risk/Return:
Trading Symbol	PGWCX
AllianzGI Focused Growth Fund | AllianzGI Focused Growth Fund | Class R
Risk/Return:
Trading Symbol	PPGRX
AllianzGI Global Commodity Equity Fund | AllianzGI Global Commodity Equity Fund | Institutional
Risk/Return:
Trading Symbol	RGLIX
AllianzGI Global Commodity Equity Fund | AllianzGI Global Commodity Equity Fund | Class P
Risk/Return:
Trading Symbol	APGPX
AllianzGI Global Commodity Equity Fund | AllianzGI Global Commodity Equity Fund | Class D
Risk/Return:
Trading Symbol	ARMDX
AllianzGI Global Commodity Equity Fund | AllianzGI Global Commodity Equity Fund | Class A
Risk/Return:
Trading Symbol	ARMAX
AllianzGI Global Commodity Equity Fund | AllianzGI Global Commodity Equity Fund | Class C
Risk/Return:
Trading Symbol	ARMCX
AllianzGI Global Small-Cap Fund | AllianzGI Global Small-Cap Fund | Institutional
Risk/Return:
Trading Symbol	DGSCX
AllianzGI Global Small-Cap Fund | AllianzGI Global Small-Cap Fund | Class P
Risk/Return:
Trading Symbol	ARSPX
AllianzGI Global Small-Cap Fund | AllianzGI Global Small-Cap Fund | Class D
Risk/Return:
Trading Symbol	DGSNX
AllianzGI Global Small-Cap Fund | AllianzGI Global Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	RGSAX
AllianzGI Global Small-Cap Fund | AllianzGI Global Small-Cap Fund | Class B
Risk/Return:
Trading Symbol	RGSBX
AllianzGI Global Small-Cap Fund | AllianzGI Global Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	RGSCX
AllianzGI Income & Growth Fund | AllianzGI Income & Growth Fund | Class D
Risk/Return:
Trading Symbol	AZNDX
AllianzGI Income & Growth Fund | AllianzGI Income & Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	AZNIX
AllianzGI Income & Growth Fund | AllianzGI Income & Growth Fund | Class P
Risk/Return:
Trading Symbol	AIGPX
AllianzGI Income & Growth Fund | AllianzGI Income & Growth Fund | Class A
Risk/Return:
Trading Symbol	AZNAX
AllianzGI Income & Growth Fund | AllianzGI Income & Growth Fund | Class C
Risk/Return:
Trading Symbol	AZNCX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Class P
Risk/Return:
Trading Symbol	ANIPX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NAISX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Class D
Risk/Return:
Trading Symbol	PNIDX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	ANCAX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Class A
Risk/Return:
Trading Symbol	PNIAX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Class C
Risk/Return:
Trading Symbol	PNICX
AllianzGI International Managed Volatility Fund | AllianzGI International Managed Volatility Fund | Class R
Risk/Return:
Trading Symbol	ANIRX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	DRLCX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Class P
Risk/Return:
Trading Symbol	ARLPX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Class D
Risk/Return:
Trading Symbol	DLCNX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Administrative
Risk/Return:
Trading Symbol	DLGAX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	RALGX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Class B
Risk/Return:
Trading Symbol	RBLGX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	RCLGX
AllianzGI Large-Cap Growth Fund | AllianzGI Large-Cap Growth Fund | Class R
Risk/Return:
Trading Symbol	PLCRX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Administrative
Risk/Return:
Trading Symbol	DRMAX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Institutional
Risk/Return:
Trading Symbol	DRMCX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Class P
Risk/Return:
Trading Symbol	ARMPX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Class D
Risk/Return:
Trading Symbol	DMCNX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Class A
Risk/Return:
Trading Symbol	RMDAX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Class B
Risk/Return:
Trading Symbol	RMDBX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Class C
Risk/Return:
Trading Symbol	RMDCX
AllianzGI Mid-Cap Fund | AllianzGI Mid-Cap Fund | Class R
Risk/Return:
Trading Symbol	PRMRX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PNFIX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Class P
Risk/Return:
Trading Symbol	ANFPX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PNCAX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Class D
Risk/Return:
Trading Symbol	PNFDX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	PNFAX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Class B
Risk/Return:
Trading Symbol	PNFBX
AllianzGI NFJ All-Cap Value Fund | AllianzGI NFJ All-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	PNFCX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Institutional
Risk/Return:
Trading Symbol	NFJEX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Administrative
Risk/Return:
Trading Symbol	ANDAX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Class P
Risk/Return:
Trading Symbol	ADJPX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Class D
Risk/Return:
Trading Symbol	PEIDX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Class A
Risk/Return:
Trading Symbol	PNEAX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Class B
Risk/Return:
Trading Symbol	PNEBX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Class C
Risk/Return:
Trading Symbol	PNECX
AllianzGI NFJ Dividend Value Fund | AllianzGI NFJ Dividend Value Fund | Class R
Risk/Return:
Trading Symbol	PNERX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Institutional
Risk/Return:
Trading Symbol	ANJIX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Class P
Risk/Return:
Trading Symbol	AFVPX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Administrative
Risk/Return:
Trading Symbol	AIVAX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Class D
Risk/Return:
Trading Symbol	AFJDX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Class A
Risk/Return:
Trading Symbol	AFJAX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Class C
Risk/Return:
Trading Symbol	AFJCX
AllianzGI NFJ International Value Fund | AllianzGI NFJ International Value Fund | Class R
Risk/Return:
Trading Symbol	ANJRX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	ANVIX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Class P
Risk/Return:
Trading Symbol	ALCPX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	ALNFX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Class D
Risk/Return:
Trading Symbol	PNBDX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	PNBAX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Class B
Risk/Return:
Trading Symbol	PNBBX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	PNBCX
AllianzGI NFJ Large-Cap Value Fund | AllianzGI NFJ Large-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	ANLRX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PRNIX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Class D
Risk/Return:
Trading Symbol	PREDX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PRAAX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	PQNAX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Class B
Risk/Return:
Trading Symbol	PQNBX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	PQNCX
AllianzGI NFJ Mid-Cap Value Fund | AllianzGI NFJ Mid-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	PRNRX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Class D
Risk/Return:
Trading Symbol	PNVDX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Class P
Risk/Return:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Class B
Risk/Return:
Trading Symbol	PCVBX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | AllianzGI NFJ Small-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	PNVRX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Class P
Risk/Return:
Trading Symbol	AOCPX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Class D
Risk/Return:
Trading Symbol	APPDX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Class A
Risk/Return:
Trading Symbol	POPAX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Class B
Risk/Return:
Trading Symbol	POOBX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Class C
Risk/Return:
Trading Symbol	POPCX
AllianzGI Opportunity Fund | AllianzGI Opportunity Fund | Class R
Risk/Return:
Trading Symbol	AOORX
AllianzGI Technology Fund | AllianzGI Technology Fund | Institutional
Risk/Return:
Trading Symbol	DRGTX
AllianzGI Technology Fund | AllianzGI Technology Fund | Class P
Risk/Return:
Trading Symbol	ARTPX
AllianzGI Technology Fund | AllianzGI Technology Fund | Administrative
Risk/Return:
Trading Symbol	DGTAX
AllianzGI Technology Fund | AllianzGI Technology Fund | Class D
Risk/Return:
Trading Symbol	DGTNX
AllianzGI Technology Fund | AllianzGI Technology Fund | Class A
Risk/Return:
Trading Symbol	RAGTX
AllianzGI Technology Fund | AllianzGI Technology Fund | Class B
Risk/Return:
Trading Symbol	RBGTX
AllianzGI Technology Fund | AllianzGI Technology Fund | Class C
Risk/Return:
Trading Symbol	RCGTX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NGFIX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Class P
Risk/Return:
Trading Symbol	ANCPX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Class D
Risk/Return:
Trading Symbol	NGWDX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	NGFAX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Class A
Risk/Return:
Trading Symbol	NGWAX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Class B
Risk/Return:
Trading Symbol	NGWBX
AllianzGI U.S. Managed Volatility Fund | AllianzGI U.S. Managed Volatility Fund | Class C
Risk/Return:
Trading Symbol	NGWCX
AllianzGI Wellness Fund | AllianzGI Wellness Fund | Class D
Risk/Return:
Trading Symbol	DGHCX
AllianzGI Wellness Fund | AllianzGI Wellness Fund | Class A
Risk/Return:
Trading Symbol	RAGHX
AllianzGI Wellness Fund | AllianzGI Wellness Fund | Class B
Risk/Return:
Trading Symbol	RBGHX
AllianzGI Wellness Fund | AllianzGI Wellness Fund | Class C
Risk/Return:
Trading Symbol	RCGHX